35 Financial Instruments (Details 11) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Less: Cash and cash equivalents	R$ 2,941,727	R$ 1,948,409	R$ 1,040,075	R$ 982,073
Net debt	3,142,383	4,047,307
Equity	17,598,212	16,336,214	R$ 15,510,503	R$ 14,978,142
Capital Management Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing	3,142,383	4,047,307
Debentures	8,429,710	7,518,131
Less: Cash and cash equivalents	2,941,727	1,948,409
Less: Bonds and securities	3,112	124,862
Capital Management Risk [Member] | Indebtedness [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing	3,168,710	4,047,307
Debentures	8,540,366	7,518,131
Less: Cash and cash equivalents	2,941,727	1,948,409
Less: Bonds and securities	282,081	344,296
Net debt	8,485,268	9,272,733
Equity	R$ 17,598,212	R$ 16,336,214
Equity indebtedness (in R$ per share)	R$ 0.48	R$ 0.57